Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities
of
Calamos Convertible Opportunities and Income Fund
2020 Calamos Court
Naperville, Illinois 60563
under the
Investment Company Act of 1940
Securities Act File No. 333-146945
Investment Company Act File No. 811-21080
The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.
(1)	Title of the class of securities of Calamos Convertible Opportunities and Income Fund (the “Trust”) to be redeemed:
Auction Rate Cumulative Preferred Shares, Liquidation Preference $25,000 per share, Series M (CUSIP # 128117207) Series TU (CUSIP #128117306), Series W (CUSIP #128117405), Series W28 (CUSIP #128117603), Series TH7 (CUSIP #128117702), Series TH (CUSIP #128117504) and Series F7 (CUSIP #128117801) (the “APS”).
(2)	The securities are to be called or redeemed no earlier than on the following date:

Series	Date
M	August 18, 2009
TU	August 19, 2009
W	August 20, 2009
W28	August 13, 2009
TH7	August 21, 2009
TH	August 21, 2009
F7	August 24, 2009
(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:
The APS are to be redeemed pursuant to Section 3(a)(i) of the Calamos Convertible Opportunities and Income Fund Statement of Preferences of Auction Rate Cumulative Preferred Shares.
(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:
The Trust intends to redeem all of the outstanding APS.

SIGNATURE
     Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Trust has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 29th day of July, 2009.

CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND
By:	/s/ Stathy Darcy
Name:	Stathy Darcy
Title:	Secretary